Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Natural Resources Fund, Inc.

Jennison Small Company Fund, Inc.

Jennison Mid-Cap Growth Fund, Inc.

JennisonDryden Portfolios

JennisonDryden Opportunity Funds

Dryden California Municipal Fund

Dryden Global Total Return Fund, Inc.

Dryden Government Income Fund, Inc.

Dryden Government Securities Trust

Dryden High Yield Fund, Inc.

Dryden Index Series Fund, Inc.

Dryden Municipal Bond Fund

Dryden National Municipals Fund, Inc.

Dryden Short-Term Bond Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Tax-Managed Funds

Dryden Total Return Bond Fund, Inc.

MoneyMart Assets, Inc.

Prudential Investment Portfolios, Inc.

Prudential Sector Funds, Inc.

Prudential World Fund, Inc.

Nicholas-Applegate Fund, Inc.

Strategic Partners Mutual Funds, Inc.

Strategic Partners Style Specific Funds, Inc.

Target Asset Allocation Funds, Inc.

Supplement dated December 2, 2008 to the Prospectus

This supplement amends the Prospectus of each of the Funds referenced below and is in addition to any existing supplement to a Fund’s Prospectus.

Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Conservative Growth Fund

Jennison Equity Opportunity Fund

Jennison Financial Services Fund

Jennison Growth Fund

Jennison Health Sciences Fund

Jennison Natural Resources Fund, Inc.

Jennison Select Growth Portfolio

Jennison Small Company Fund, Inc.

Jennison Utility Fund

Jennison Value Fund

JennisonDryden Conservative Allocation Fund

JennisonDryden Moderate Allocation Fund

JennisonDryden Growth Allocation Fund

Jennison Small Cap Opportunity Fund

Jennison Equity Income Fund

Target Conservative Allocation Fund

Target Moderate Allocation Fund

Target Growth Allocation Fund

Nicholas-Applegate Growth Equity Fund

Dryden Active Allocation Fund

Dryden Global Total Return Fund

Dryden Government Income Fund

Dryden High Yield Fund

Dryden International Equity Fund

Dryden International Value Fund

Dryden Large Cap Core Equity Fund

Dryden Money Market Fund

Dryden Mid-Cap Value Fund

Dryden National Municipals Fund

Dryden Short-Term Corporate Bond Fund

Dryden Small-Cap Core Equity Fund

Dryden Small Capitalization Value Fund

Dryden Stock Index Fund

Dryden Strategic Value Fund

Dryden Total Return Bond Fund

Dryden US Equity Active Extension Fund

California Income Series

High Income Series

Insured Series

Money Market Series

MoneyMart Assets

1.	The following text is added as a new paragraph immediately preceding the header, “How to Sell Your Shares – Restrictions on Sales”:

As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.